Document and Entity Information	0 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 1, 2013
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jul 1, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Apr 30, 2013

TacticalShares Dynamic Allocation Fund
TacticalShares Dynamic Allocation Fund
TacticalShares Dynamic Allocation Fund

A series of Advisors Series Trust

Class A, Investor Class and Institutional Class

Supplement to the Summary Prospectus, Prospectus and Statement of

Additional Information (“SAI”) dated April 30, 2013.

This supplement supersedes the Supplement dated June 14, 2013.

*
Effective July 15, 2013, the TacticalShares Dynamic Allocation Fund’s name will be changed.  The new name will be the “C Tactical Dynamic Fund”.  All references in the Prospectuses and SAI to “TacticalShares Dynamic Allocation Fund” are replaced with “C Tactical Dynamic Fund.”

Additionally, the names of the four proprietary indices whose total return the Fund seeks to track are also changing.  Accordingly, the first paragraph of each of the “Principal Investment Strategies” sections on page 2 of the Summary Prospectus and pages 4 and 8 of the Prospectus are deleted and replaced with the following and all other references in the Prospectuses and SAI are modified correspondingly:

“The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “C Tactical Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the C Tactical U.S. Sector Index, 2) non-U.S. developed market, as represented by the C Tactical Developed Markets Index, 3) emerging markets, as represented by the C Tactical Emerging Markets Index, and 4) natural resource market, as represented by the C Tactical Natural Resources Index.”

*  *  *  *  *  *  *  *  *  *  *  *  *  *  *

Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.

Label	Element	Value
TacticalShares Dynamic Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001027596_SupplementTextBlock
TacticalShares Dynamic Allocation Fund

A series of Advisors Series Trust

Class A, Investor Class and Institutional Class

Supplement to the Summary Prospectus, Prospectus and Statement of

Additional Information (“SAI”) dated April 30, 2013.

This supplement supersedes the Supplement dated June 14, 2013.

*
Effective July 15, 2013, the TacticalShares Dynamic Allocation Fund’s name will be changed.  The new name will be the “C Tactical Dynamic Fund”.  All references in the Prospectuses and SAI to “TacticalShares Dynamic Allocation Fund” are replaced with “C Tactical Dynamic Fund.”

Risk/Return [Heading]	rr_RiskReturnHeading	TacticalShares Dynamic Allocation Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Additionally, the names of the four proprietary indices whose total return the Fund seeks to track are also changing.  Accordingly, the first paragraph of each of the “Principal Investment Strategies” sections on page 2 of the Summary Prospectus and pages 4 and 8 of the Prospectus are deleted and replaced with the following and all other references in the Prospectuses and SAI are modified correspondingly:

“The Fund is a “fund of funds” that invests principally in unaffiliated exchange-traded funds (“ETFs”) that are traded on primary U.S. exchanges.  The Fund utilizes a rules-based, trend-following investment approach to tactically invest its portfolio across four global equity markets.  The Fund seeks to track the total return of four indices by replicating the holdings of each of the four indices listed below.  The Fund plans to allocate 25% of its portfolio to each of these four indices.  Each of these global equity markets is represented by one of the proprietary indices developed by the Advisor and maintained and published by an independent third-party index calculation agent.  Each index is comprised entirely of a number of unaffiliated ETFs (the “C Tactical Indices”).  The four global equity markets and related indices are: 1) U.S. equity market, as represented by the C Tactical U.S. Sector Index, 2) non-U.S. developed market, as represented by the C Tactical Developed Markets Index, 3) emerging markets, as represented by the C Tactical Emerging Markets Index, and 4) natural resource market, as represented by the C Tactical Natural Resources Index.”

*  *  *  *  *  *  *  *  *  *  *  *  *  *  *

Please retain this Supplement with the Summary Prospectus, Prospectus and SAI.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013